Commitments, Contingencies and Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments, Contingencies and Off-Balance-Sheet Risk
NOTE 17 - COMMITMENTS, CONTINGENCIES AND OFF-BALANCE-SHEET RISK
Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.
The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end.

	2021		2020
	Fixed Rate	Variable Rate	Fixed Rate	Variable Rate
Commitments to extend credit:
Lines of credit and construction loans	$33,542	$455,777	$38,474	$427,864
Overdraft protection	7	54,034	6	41,707
Letters of credit	615	731	615	986

	$34,164	$510,542	$39,095	$470,557

Commitments to make loans are generally made for a period of one year or less. Fixed-rate loan commitments included above had interest rates ranging from 3.25% to 8.00% at December 31, 2021 and 3.50% to 8.00% at December 31, 2020. Maturities extend up to 30 years.
Civista is required to maintain certain reserve balances on hand in accordance with the Federal Reserve Board requirements. The average reserve balance maintained in accordance with such requirements was $0 on December 31, 2021 and December 31, 2020,
respectively.

CBI and Civista are parties to various claims and proceedings arising in the normal course of business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such proceedings and claims will not be material to the consolidated balance sheet or results of operations.